Accounts Receivable Reserves - Additional Information (Detail) - USD ($) $ in Millions	Jul. 01, 2016	Dec. 31, 2015	Jul. 27, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Provision for sales returns	$ 3.1	$ 4.1	$ 3.7	$ 3.6	$ 3.9